UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 12/31/2007

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/27/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:		$ 84,803

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      709     4888 SH       SOLE                     4888
3M COMPANY                     COM              88579y101     2610    30955 SH       SOLE                    30955
ABBOTT LABORATORIES            COM              002824100     2303    41008 SH       SOLE                    41008
AIR PRODUCTS AND CHEMICAL INC. COM              009158106     1650    16725 SH       SOLE                    16725
AMERICAN EXPRESS CO.           COM              025816109      747    14362 SH       SOLE                    14362
ANADARKO PETROLEUM CORP.       COM              032511107     3871    58935 SH       SOLE                    58935
ASML HOLDING NV                COM              N07059186     2532    80932 SH       SOLE                    80932
BANK OF AMERICA CORP.          COM              060505104      231     5608 SH       SOLE                     5608
BERKSHIRE HATHAWAY CL B        COM              084670207     4603      972 SH       SOLE                      972
BIOMED REALTY TRUST INC.       COM              09063h107      681    29410 SH       SOLE                    29410
BP PLC SPON ADR                COM              055622104     1185    16192 SH       SOLE                    16192
CATERPILLAR INC.               COM              149123101     2616    36055 SH       SOLE                    36055
CHEVRON CORPORATION            COM              166764100      489     5235 SH       SOLE                     5235
CISCO SYSTEMS, INC.            COM              17275R102     2118    78237 SH       SOLE                    78237
COCA COLA CO.                  COM              191216100      252     4113 SH       SOLE                     4113
DUKE REALTY CORP NEW           COM              264411505     1705    65375 SH       SOLE                    65375
EMERSON ELECTRIC CO.           COM              291011104     2525    44559 SH       SOLE                    44559
EXXON MOBIL CORP.              COM              30231G102     4286    45745 SH       SOLE                    45745
GENERAL ELECTRIC CO.           COM              369604103     4158   112169 SH       SOLE                   112169
JOHNSON & JOHNSON              COM              478160104     3047    45688 SH       SOLE                    45688
MEDTRONIC INC.                 COM              585055106     2902    57725 SH       SOLE                    57725
MICROSOFT CORP.                COM              594918104      583    16385 SH       SOLE                    16385
MSCI EMERGING MKTS INDEX FUND  COM              464287234     4077    27128 SH       SOLE                    27128
NESTLE SPON ADR REPSTG REG SH  COM              641069406      388     3386 SH       SOLE                     3386
PATRIOT COAL                   COM              70336T104      243     5821 SH       SOLE                     5821
PEABODY ENERGY CORP.           COM              704549104     3628    58851 SH       SOLE                    58851
PEPSICO INC.                   COM              713448108     2814    37074 SH       SOLE                    37074
PLUM CREEK TIMBER CO. INC.     COM              729251108     3743    81295 SH       SOLE                    81295
PROCTOR GAMBLE CO.             COM              742718109     3495    47602 SH       SOLE                    47602
ROYAL DUTCH SHELL PLC ADR A    COM              780259206     1048    12447 SH       SOLE                    12447
SPDR DJ WILSHIRE INTL.         COM              863308839     2702    47445 SH       SOLE                    47445
SYSCO CORPORATION              COM              871829107     1593    51037 SH       SOLE                    51037
USG CORP.                      COM              903293405     1492    41695 SH       SOLE                    41695
VANGUARD EUROPEAN              COM              922042874     3787    50613 SH       SOLE                    50613
VANGUARD PACIFIC               COM              922042866     3560    52540 SH       SOLE                    52540
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     2862    54870 SH       SOLE                    54870
WALGREEN COMPANY               COM              931422109     2136    56103 SH       SOLE                    56103
WRIGLEY WILLIAM JUNIOR CO.     COM              982526105      222     3795 SH       SOLE                     3795
ZIMMER HOLDINGS, INC.          COM              98956p102     1210    18294 SH       SOLE                    18294